Subsequent events (Details) - Entering into significant commitments € in Thousands, $ in Thousands	Sep. 26, 2024 EUR (€)	Sep. 19, 2024 EUR (€)	Sep. 16, 2024 EUR (€)	Aug. 28, 2024 USD ($)	Aug. 27, 2024 USD ($)	Aug. 02, 2024 USD ($)	Nov. 08, 2024 EUR (€)	Nov. 03, 2024 EUR (€)	Sep. 27, 2024 EUR (€)	Sep. 09, 2024 EUR (€)	Aug. 23, 2024 EUR (€)	Aug. 21, 2024 EUR (€)	Aug. 20, 2024 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, term						11 months
Borrowings | $						$ 196
Borrowings, interest rate						7.80%
Banco Bilbao Vizcaya Argentaria, S.A.
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, term			12 months
Revolving Credit Facility | Standard Chartered Bank
Disclosure of non-adjusting events after reporting period [line items]
Borrowings									€ 50	€ 100	€ 100		€ 300
Revolving Credit Facility | Volvo Cars
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							€ 1,000	€ 200				€ 800
Revolving Credit Facility | Banco Bilbao Vizcaya Argentaria, S.A.
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		€ 100	€ 150						€ 100
3 Month Secured Overnight Financing Rate Plus 1% | Standard Chartered Bank | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate													1.00%
12 Month Secured Overnight Financing Rate Plus 1.2% | Standard Chartered Bank | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate											1.20%		1.20%
1 Month Secured Overnight Financing Rate Plus 1% | Standard Chartered Bank | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate									1.00%
6 Month Secured Overnight Financing Rate Plus 4.9% | Volvo Cars | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate												4.90%
12 Month Secured Overnight Financing Rate Plus 1.1% | Banco Bilbao Vizcaya Argentaria, S.A. | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		1.10%
1 Month Secured Overnight Financing Rate Plus 1.1% | Banco Bilbao Vizcaya Argentaria, S.A. | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate									1.10%
Working Capital Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, term	9 months	6 months		12 months	12 months
Borrowings	€ 104	€ 100		$ 82	$ 320
Borrowings, interest rate	7.80%	6.90%		0.55%	0.55%